Fair Value Disclosures - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Asset Impairment Charges [Abstract]
Collateral dependent loans, carrying amount	$ 2.0	$ 2.2
Collateral dependent loans, valuation allowance	1.3	2.1
Accounts receivable, credit loss expense (reversal)	$ 1.1	$ 1.5	$ 0.3